Acquisitions (Summary Of Consideration Paid And The Preliminary Allocation Of Purchase Prices) (Detail) - Setanta [Member] $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Business Acquisition [Line Items]
Cash	$ 890
Total consideration paid	890
Plus: fair value of liabilities assumed Asset retirement obligations assumed	89
Total fair value liabilities assumed	89
Proved oil and natural gas properties	2,605
Total fair value assets acquired	2,605
Bargain Purchase Gain	$ (1,626)